Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	13,103,332
Proposed Maximum Offering Price per Unit | $ / shares	4.07
Maximum Aggregate Offering Price	$ 53,330,561.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,364.95
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.001 par value per share (the “Common Stock”) of American Battery Technology Company (the “Registrant”) that become issuance under the Registrant’s 2021 Equity Incentive Plan (the “Plan”) by reason of any stock split, stock dividend, reorganization, merger, consolidation, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.Represents 13,103,332 additional shares of Common Stock that were added to the shares reserved for future issuance under the Plan on January 1, 2026, pursuant to an evergreen provision contained in Section 4.3(a) of the Plan. Pursuant to such provision, the number of shares reserved for issuance under the Plan will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2022 and continuing through (and including) January 1, 2031, in an amount equal to 10% of the total number of shares of the Registrant’s Common Stock outstanding on December 31 of the immediately preceding year.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $4.07, the average of the high and low price of the Company’s Common Stock as reported on the Nasdaq Stock Market on February 2 2026, which is within five business days prior to filing this Registration Statement.